Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Contractual Obligations
The following table summarizes contractual obligations as of December 31, 2020:

	Payments due by period
(Euros in thousands)	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years	Total
Lease liabilities	2,103	3,453	1,157	150	6,863
Other lease obligations	97	185	185	46	513
In-license agreements	249	—	—	—	249
Contract research organization agreements	1,704	220	—	—	1,924

Total contractual cash obligation	4,153	3,858	1,342	196	9,549

The following table summarizes contractual obligations as of December 31, 2019:

	Payments due by period
(Euros in thousands)	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years	Total
Lease liabilities	1,482	1,823	47	—	3,352
Other lease obligations	172	324	300	300	1,096
In-license agreements	455	200	—	—	655
Contract research organization agreements	1,131	1,466			2,597

Total contractual cash obligation	3,240	3,813	347	300	7,700